Schedule of Investments (unaudited)	iShares® Global Tech ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
Computershare Ltd.	152,642	$2,688,945
Xero Ltd.(a)	35,827	1,708,369
		4,397,314
Brazil — 0.0%
Pagseguro Digital Ltd., Class A(a)(b)	46,462	406,078

Canada — 1.0%
CGI Inc.(a)	56,111	4,836,569
Constellation Software Inc./Canada	5,294	8,265,365
Open Text Corp.	69,565	2,061,261
Shopify Inc., Class A(a)	315,507	10,954,198
		26,117,393
China — 0.2%
Xiaomi Corp., Class B(a)(c)	3,856,000	5,352,557

Finland — 0.2%
Nokia OYJ(b)	1,437,129	6,676,466

France — 0.7%
Capgemini SE	42,155	7,047,304
Dassault Systemes SE	184,182	6,623,120
Edenred	66,976	3,645,193
Worldline SA/France(a)(c)	64,012	2,506,867
		19,822,484
Germany — 1.5%
Infineon Technologies AG	346,308	10,524,953
SAP SE	290,808	30,023,215
		40,548,168
Italy — 0.1%
Nexi SpA(a)(c)	226,381	1,787,037

Japan — 3.5%
Advantest Corp.	49,300	3,157,594
Canon Inc.	282,900	6,123,103
FUJIFILM Holdings Corp.	108,400	5,420,156
Fujitsu Ltd.	48,700	6,492,563
Keyence Corp.	53,340	20,708,962
Kyocera Corp.	93,800	4,655,917
Lasertec Corp.	21,100	3,445,009
Murata Manufacturing Co. Ltd.	171,900	8,477,279
NEC Corp.	74,600	2,616,164
Nomura Research Institute Ltd.	120,900	2,874,267
NTT Data Corp.	175,600	2,558,972
Obic Co. Ltd.	18,000	2,642,563
Omron Corp.	56,400	2,725,687
Renesas Electronics Corp.(a)	379,600	3,355,003
Ricoh Co. Ltd.	176,200	1,341,084
Rohm Co. Ltd.	25,100	1,799,403
TDK Corp.	106,300	3,458,319
Tokyo Electron Ltd.	42,000	12,340,805
		94,192,850
Netherlands — 3.1%
Adyen NV(a)(c)	8,263	11,471,101
ASM International NV	12,350	3,133,620
ASML Holding NV	108,652	59,242,681
NXP Semiconductors NV	69,405	10,968,072
		84,815,474
Security	Shares	Value

Singapore — 0.2%
STMicroelectronics NV , New	173,589	$6,168,190

South Korea — 2.8%
Samsung Electronics Co. Ltd.	1,372,196	60,230,133
Samsung SDI Co. Ltd.(a)	14,750	6,925,750
SK Hynix Inc.	141,362	8,434,222
		75,590,105
Spain — 0.2%
Amadeus IT Group SA(a)	119,892	6,219,722

Sweden — 0.4%
Hexagon AB, Class B	566,108	5,935,690
Telefonaktiebolaget LM Ericsson, Class B	817,075	4,787,578
		10,723,268
Switzerland — 0.5%
Logitech International SA, Registered	44,580	2,764,381
TE Connectivity Ltd.	85,149	9,775,105
Temenos AG, Registered	18,301	1,006,798
		13,546,284
Taiwan — 3.8%
Delta Electronics Inc.	536,000	4,968,712
Hon Hai Precision Industry Co. Ltd.	3,286,378	10,651,913
MediaTek Inc.	435,000	8,795,232
Taiwan Semiconductor Manufacturing Co. Ltd.	5,055,600	73,424,799
United Microelectronics Corp.	3,135,000	4,119,029
		101,959,685
United Kingdom — 0.2%
Halma PLC	97,233	2,315,598
Sage Group PLC (The)	298,652	2,689,272
		5,004,870
United States — 80.8%
Accenture PLC, Class A	168,285	44,905,169
Adobe Inc.(a)	124,812	42,002,982
Advanced Micro Devices Inc.(a)	427,726	27,703,813
Akamai Technologies Inc.(a)	42,153	3,553,498
Amphenol Corp., Class A	158,851	12,094,915
Analog Devices Inc.	138,107	22,653,691
Ansys Inc.(a)	22,868	5,524,680
Apple Inc.	3,996,710	519,292,530
Applied Materials Inc.	229,942	22,391,752
Arista Networks Inc.(a)	65,590	7,959,347
Autodesk Inc.(a)	57,994	10,837,339
Automatic Data Processing Inc.	110,362	26,361,067
Broadcom Inc.	107,849	60,301,611
Broadridge Financial Solutions Inc.	31,393	4,210,743
Cadence Design Systems Inc.(a)	73,436	11,796,759
CDW Corp./DE	36,138	6,453,524
Ceridian HCM Holding Inc.(a)	40,795	2,616,999
Cisco Systems Inc.	1,103,701	52,580,316
Cognizant Technology Solutions Corp., Class A	137,011	7,835,659
Corning Inc.	200,737	6,411,540
DXC Technology Co.(a)	67,081	1,777,647
Enphase Energy Inc.(a)	35,755	9,473,645
EPAM Systems Inc.(a)	15,205	4,983,287
F5 Inc.(a)	16,413	2,355,430
Fidelity National Information Services Inc.	161,600	10,964,560
First Solar Inc.(a)	26,511	3,971,083
Fiserv Inc.(a)	170,116	17,193,624
FleetCor Technologies Inc.(a)	20,483	3,762,317
Fortinet Inc.(a)	175,833	8,596,475

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Gartner Inc.(a)	21,386	$7,188,690
Gen Digital, Inc.	159,030	3,408,013
Global Payments Inc.	74,188	7,368,352
Hewlett Packard Enterprise Co.	347,109	5,539,860
HP Inc.	242,018	6,503,024
Intel Corp.	1,103,038	29,153,294
International Business Machines Corp.	240,234	33,846,568
Intuit Inc.	75,305	29,310,212
Jack Henry & Associates Inc.	18,955	3,327,740
Juniper Networks Inc.	82,433	2,634,559
Keysight Technologies Inc.(a)	47,548	8,134,036
KLA Corp.	37,745	14,230,997
Lam Research Corp.	36,634	15,397,270
Mastercard Inc., Class A	226,895	78,898,198
Microchip Technology Inc.	147,844	10,386,041
Micron Technology Inc.	295,207	14,754,446
Microsoft Corp.	1,992,384	477,813,531
Monolithic Power Systems Inc.	11,790	4,169,062
Motorola Solutions Inc.	44,286	11,412,945
NetApp Inc.	59,193	3,555,132
Nvidia Corp.(b)	665,873	97,310,680
ON Semiconductor Corp.(a)	114,733	7,155,897
Oracle Corp.	410,750	33,574,705
Paychex Inc.	85,502	9,880,611
Paycom Software Inc.(a)	12,579	3,903,389
PayPal Holdings Inc.(a)	304,702	21,700,876
PTC Inc.(a)	28,676	3,442,267
Qorvo Inc.(a)	27,104	2,456,707
Qualcomm Inc.	298,633	32,831,712
Roper Technologies Inc.	28,084	12,134,816
Salesforce Inc.(a)	267,276	35,438,125
Seagate Technology Holdings PLC	52,229	2,747,768
ServiceNow Inc.(a)	53,787	20,883,879
Skyworks Solutions Inc.	42,525	3,875,303
SolarEdge Technologies Inc.(a)	14,645	4,148,489
Synopsys Inc.(a)	40,776	13,019,369
Teledyne Technologies Inc.(a)	12,154	4,860,506
Teradyne Inc.	42,303	3,695,167
Texas Instruments Inc.	243,725	40,268,245
Trimble Inc.(a)	64,994	3,286,097
Tyler Technologies Inc.(a)	11,104	3,580,041
VeriSign Inc.(a)	25,182	5,173,390
Security	Shares	Value

United States (continued)
Visa Inc., Class A	437,005	$90,792,159
Western Digital Corp.(a)	84,166	2,655,437
Zebra Technologies Corp., Class A(a)	13,770	3,530,766
		2,189,944,373
Total Common Stocks — 99.4%
(Cost: $2,630,215,582)		2,693,272,318

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	217,937	8,733,467

Total Preferred Stocks — 0.3%
(Cost: $7,159,183)		8,733,467

Total Long-Term Investments — 99.7%
(Cost: $2,637,374,765)		2,702,005,785

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	7,434,865	7,437,096
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	3,420,000	3,420,000

Total Short-Term Securities — 0.4%
(Cost: $10,857,096)		10,857,096

Total Investments — 100.1%
(Cost: $2,648,231,861)		2,712,862,881

Liabilities in Excess of Other Assets — (0.1)%		(3,330,088)

Net Assets — 100.0%		$2,709,532,793

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,105,132	$6,355,795	(a)	$—		$(23,217)	$(614)	$7,437,096	7,434,865	$55,586	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,810,000	—		(390,000	)(a)	—	—	3,420,000	3,420,000	60,241		3
						$(23,217)	$(614)	$10,857,096		$115,827		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	54	03/17/23	$6,822	$(406,797)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,237,211,021	$456,061,297	$—	$2,693,272,318
Preferred Stocks	—	8,733,467	—	8,733,467
Money Market Funds	10,857,096	—	—	10,857,096
	$2,248,068,117	$464,794,764	$—	$2,712,862,881
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(406,797)	$—	$—	$(406,797)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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